SUPPLEMENT DATED OCTOBER 3, 2014

TO THE PROSPECTUS FOR PACIFIC SELECT FUND

CLASS I AND P SHARES DATED MAY 1, 2014

This supplement revises the Pacific Select Fund Class I and P Shares prospectus dated May 1, 2014, as supplemented (the “Prospectus”), and must be preceded or accompanied by the Prospectus. The changes within this supplement apply to the Managed Bond Portfolio and are currently in effect. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

Managed Bond Portfolio – All references to William H. Gross in the “Portfolio Manager and Primary Title with Sub-Adviser” table in the Management subsection are deleted, and the Sub-Adviser subsection is deleted and replaced with the following:

Sub-Adviser – Pacific Investment Management Company LLC. The primary persons responsible for day-to-day management of the Fund are:

Portfolio Manager and Primary Title with Sub-Adviser	Experience with Fund
Scott A. Mather, Chief Investment Officer of U.S. Core Strategies, Managing Director and Portfolio Manager	Since 2014
Mark R. Kiesel, Chief Investment Officer of Global Credit, Managing Director and Portfolio Manager	Since 2014
Mihir P. Worah, Chief Investment Officer of Real Return and Asset Allocation, Managed Director and Portfolio Manager	Since 2014

Disclosure Changes to the About Management section

References to William H. Gross in the Pacific Investment Management Company LLC table are deleted, and the Managed Bond Portfolio subsection is deleted and replaced with the following:

Scott A. Mather	Chief investment officer for PIMCO’s U.S. core strategies of PIMCO since 2014, managing director since 2004 and head of global portfolio management since 2008. Previously, Mr. Mather led PIMCO’s portfolio management in Europe, managed euro and pan-European portfolios and worked closely with many Allianz-related companies. He also served as a managing director of Allianz Global Investors KAG from 2004 to 2006. Prior to these roles, Mr. Mather co-headed PIMCO’s mortgage- and asset-backed securities team. He has 20 years of investment experience and has a master’s degree and a BS from the University of Pennsylvania.

Mark R. Kiesel	Chief investment officer for global credit of PIMCO since 2014, managing director since 2009, permanent member of the PIMCO Investment Committee since 2014 and a rotating member since 2000, a generalist portfolio manager since 2006 and the global head of corporate bond portfolio management since 2000, with oversight for the PIMCO’s investment grade, high yield, bank loan, municipal and insurance business as well as credit research. He has 22 years of investment experience and has an MBA from the University of Chicago’s Graduate School of Business and BS from the University of Michigan.

Mihir P. Worah	Chief investment officer for real return and asset allocation of PIMCO since 2014, deputy chief investment officer since 2014, managing director since 2009, a portfolio manager since 2003, and head of the real return and multi-asset portfolio management team since 2008. He has 12 years of investment experience. Mr. Worah has a BS from Lafayette College and a PhD from the University of Chicago.

Form No.	15-42586-00

PSFSUP1014

SUPPLEMENT DATED OCTOBER 3, 2014

TO THE PACIFIC SELECT FUND

STATEMENT OF ADDITIONAL INFORMATION

Dated May 1, 2014

This supplement revises the Pacific Select Fund Statement of Additional Information dated May 1, 2014, as supplemented (the “SAI”), and must be preceded or accompanied by the SAI. The changes within this supplement apply to the Managed Bond Portfolio and are currently in effect. Remember to review the SAI for other important information. Capitalized terms not defined herein are as defined in the SAI.

INFORMATION ABOUT THE MANAGERS

In the Other Accounts Managed section, under the Accounts Paying Asset-Based Fees table, information regarding William H. Gross with respect to the Managed Bond Portfolio is deleted and replaced with the following:

	ACCOUNTS PAYING ASSET-BASED FEES
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Fund and Portfolio Managers	Number of Accounts	Total Assets In the Accounts	Number of Accounts	Total Assets In the Accounts	Number of Accounts	Total Assets In the Accounts
Managed Bond Portfolio
Scott A. Mather[2]	38	$314,133,423,140	50	$41,649,343,644	83	$34,257,782,750
Mark R. Kiesel[2]	35	$324,435,890,841	51	$65,710,812,866	141	$72,777,779,704
Mihir P. Worah[2]	56	$335,632,261,488	35	$30,594,203,595	55	$31,888,569,840

2     Other Accounts Managed information as of September 26, 2014.

In the Accounts Paying Performance-Based Fees table, information regarding William H. Gross with respect to the Managed Bond Portfolio is deleted and replaced with the following:

	ACCOUNTS PAYING PERFORMANCE-BASED FEES
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Fund and Portfolio Managers	Number of Accounts	Total Assets In the Accounts	Number of Accounts	Total Assets In the Accounts	Number of Accounts	Total Assets In the Accounts
Managed Bond Portfolio
Scott A. Mather[1]	None	N/A	3	$1,096,670,604	13	$6,249,974,335
Mark R. Kiesel[1]	None	N/A	8	$6,168,720,201	14	$4,739,968,901
Mihir P. Worah[1]	None	N/A	1	$160,995,346	7	$1,517,910,079

1    Other Accounts Managed information as of September 26, 2014.

Form No.	15-42587-00
PSFSAI1014